SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Use of Estimates

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Company’s consolidated financial statements include, but are not limited to, the purchase price allocation of its acquisitions, allowance for doubtful accounts, reserve for sales returns, estimated useful lives of long-lived assets, future cash flows associated with impairment testing of goodwill and other long-lived assets, fair value estimates, realization of deferred tax assets, tax reserves, fair value of share options, and the estimated market value of inventories. Changes in facts and circumstances may result in revised estimates. Actual results could materially differ from those estimates.

Principles of Consolidation

When the Company obtains an economic interest in an entity, the Company evaluates the entity to determine if the entity is deemed to be a variable interest entity (“VIE”), and if the Company is deemed to be the primary beneficiary, in accordance with VIE Subsections of ASC topic 810, Consolidation (“ASC 810”), which requires significant use of judgments in determining its application. When an entity is not deemed to be a VIE, the Company considers the guidance in the General Subsections to determine whether its financial interest in that entity constitutes a controlling financial interest. The Company consolidates (i) entities that are VIEs of which the Company is deemed to be the primary beneficiary and (ii) entities that are non-VIEs which the Company controls. All significant intercompany transactions and balances have been eliminated upon consolidation. Results of acquired subsidiaries are consolidated from the date on which control is transferred to the Company and are no longer consolidated from the date control ceases.

In connection with the issuance of preferred shares in July 2006, January 2008 and April 2009, the holders of the preferred shares were provided with participating rights as defined in the preferred share agreements. As a result, the subsidiaries were considered VIEs in accordance with the VIE Subsections of ASC 810. In addition, the Company has the obligation to absorb the expected losses and the right to receive the expected residual returns of the subsidiaries by virtue of its 100% direct equity interests in the subsidiaries and, therefore, was determined to be the primary beneficiary.

As the VIEs are wholly owned by the Company, the VIEs are also referred to as subsidiaries throughout these notes.

Upon the completion of the initial public offering (“IPO”) on August 11, 2010, all of the preferred shares outstanding were automatically converted into the ordinary shares. As a result, the participating rights granted to the preferred share holders no longer exist after the conversion and the subsidiaries are non-VIEs which the Company can control. Therefore, upon the IPO, the Company started consolidating the subsidiaries under the direct voting interest guidance in the General Subsections of ASC 810.

Foreign Currency Translation and Transactions

In accordance with ASC topic 830, Foreign Currency Matters, the Company has determined the functional currency of the Company and TGM to be the United States dollar (“US$”) and the functional currency of its PRC subsidiaries to be the Chinese Renminbi (“RMB”). The Group uses the RMB as its reporting currency. The Group uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency-denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet dates. Exchange gains and losses are included in the consolidated statements of operations.

Convenience Translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.2939 to US$1.00 on December 30, 2011, the last business day in fiscal year 2011, in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash and Cash Equivalents

Cash and cash equivalents are stated at cost, which approximates fair value, and consist of cash on hand and demand deposits placed with banks which are unrestricted as to withdrawal and use and have original maturities less than 90 days.

Bills Receivable

To reduce the Group’s credit risk, the Group has required certain customers to pay for products using bills receivable. Bills receivable represent short-term notes receivable issued by financial institutions that entitle the Group to receive the full face amount from the financial institutions at maturity, which generally ranges from three to six months from the date of issuance. Historically, the Group has experienced no losses on bills receivable.

Short-term Investments

All highly liquid investments with stated maturities of greater than 90 days but less than 365 days are classified as short-term investments which are stated at their approximate fair value. The Group accounts for its short-term investments in accordance with ASC topic 320 (“ASC 320”), Investments—Debt and Equity Securities. ASC 320 classifies the investments in debt securities as ”held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by the accounting standards for financial instruments. When the Group has positive intent and ability to hold to maturity its investment in debt instruments, they are classified as held-to-maturity securities and stated at amortized cost. When the Group does not document its intent to hold its investments in debt instruments to maturity at acquisition, they are classified as trading securities and unrealized and realized gains and losses associated with the trading securities are included in earnings.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are recognized and carried at original invoiced amount less an allowance for any potential uncollectible amounts. The Group considers many factors in assessing the collectability of its receivables due from its customers, such as the age of the amounts due, the customer’s payment history and credit-worthiness. An allowance for doubtful accounts is recorded in the period in which uncollectability is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Inventories

Inventories are stated at the lower of cost or market value. Cost is determined by the weighted-average method. Raw material cost is based on purchase costs while work-in-progress and finished goods are comprised of direct materials, direct labor and an allocation of manufacturing overhead costs.

Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful lives of the assets as follows:

Category	Estimated useful life
Buildings	20-40 years
Machinery and equipment	10 years
Electronic and office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	The shorter of lease term or 5 years
Software	5 years

Repair and maintenance costs are charged to expense as incurred, whereas the costs of renewals and betterments that extend the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.

Prepaid Land Lease Payments

Prepaid land lease payments represent amounts paid for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the terms of the respective land use rights agreements, which are 50 years.

Intangible Assets

Intangible assets are carried at cost less accumulated amortization. Intangible assets acquired through business acquisitions are recognized as assets at fair value upon acquisition separate from goodwill if they satisfy either the “contractual—legal” or “separability” criteria. Intangible assets with finite lives are amortized using the straight-line method over their respective estimated useful life.

Intangible assets with finite useful lives relate to patented technology, product certificates, customer relationships and patents. These intangible assets are amortized on a straight-line basis over the respective estimated useful lives as follows:

Category	Estimated useful life
Patented technology	7.7 years
Product certificates	20 years
Customer relationships	4 years
Patents	5 years

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net identifiable assets acquired. The Group’s goodwill outstanding at December 31, 2010 and 2011 was related to the Company’s acquisition of Beijing Libeier and Wei Rui Li. In accordance with the provisions of ASC topic 350, Goodwill and Other Intangible Assets, goodwill amounts are not amortized, but rather are tested for impairment at least annually or more frequently if there are indicators of impairment present.

Goodwill is tested for impairment in the annual impairment tests on December 31 in each year using a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Group is not required to perform further testing. If the reporting unit’s carrying value exceeds its fair value, then the Group performs the second step of the goodwill impairment test in order to determine the amount of impairment loss.

The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit’s goodwill. If the implied goodwill fair value is less than the carrying value, the difference is recognized as an impairment loss. The Group determined it has one reporting unit in which all goodwill was tested for impairment at each reporting period end resulting in no impairment charges.

Long-term Investments

The Group’s long-term investments represent cost method investments.

In accordance with ASC subtopic 325-20, Investments-Other: Cost Method Investments, for investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. Management regularly evaluates its cost method investments for impairment based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in the consolidated statements of operations equal to the excess of carrying value of the investment over fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Impairment of Long-Lived Assets

The Group evaluates its long-lived assets or asset groups, including intangibles with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) which indicate that the carrying amount of a group of long-lived assets may not be fully recoverable in accordance with ASC subtopic 360-10, Property, Plant and Equipment: Overall. When these events or changes occur, the Group evaluates for impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its estimated fair value, generally based upon discounted cash flows. No such impairment charge was recognized for any of the periods presented.

Fair Value of Financial Instruments

Financial instruments include cash and cash equivalents, bills receivable, short-term investments, accounts receivable, certain other current assets, accounts payable, certain other current liabilities, and certain amounts due from/to related parties. The carrying values of these financial instruments approximate their fair values due to their short-term maturities.

Revenue Recognition

The Group recognizes revenue from the sale of products when all of the following criteria within ASC subtopic 605, Revenue Recognition, are met: 1) persuasive evidence of an arrangement exists; 2) delivery has occurred; 3) the sales price is fixed or determinable; and 4) collectability is reasonably assured. The majority of the Group’s revenues are derived directly from sales to distributors, and in most cases, the Group’s sales arrangements are evidenced by distributor agreements or purchase orders based on master agreements. Customers generally take title and assume the risks and rewards of ownership of the products upon acceptance of the products, which generally occurs when products reach their destination point. The product sales price stated in the sales contract or purchase order is final and not subject to adjustment. The Group assesses a customer’s creditworthiness before accepting sales orders. When the criteria above are met, the Group records revenue upon delivery of the product. For certain distributors, the Group requires cash payment in advance of shipment, resulting in deferral of revenue until the time of delivery. The Group permits returns of its products by its distributors on a case-by-case basis, and returns have historically ranged from 3% to 5% of its net revenue. Criteria evaluated before accepting returns include, but are not limited to, the passage of time since sale, the condition of the product, the ability to resell the product in the market, and the volume and magnitude of other returns from the distributor. Returned products generally are not subject to obsolescence and can be resold without discount. The Group has a sufficiently long period of returns experience from its distributors over its operating history, and the evaluation of this historical data enables the Group to reasonably estimate returns. Estimated returns are recorded as a reduction of net revenue in the same period revenue is recognized and an accrual for such returns is provided in the Group’s consolidated financial statements.

The Group offers sales incentives to certain large domestic distributors at a percentage of the annual sales revenue earned from the distributors based on achieving purchase and payment targets established on an annual basis. The Group estimates its obligations under such agreements based on an evaluation of the likelihood of the distributors’ achievement of the purchase and payment targets, giving consideration to the actual purchase and payment activity during the incentive period and, as appropriate, evaluation of distributors’ purchase and payment trends and history. The sales incentives are in the form of credits that can be applied to future purchases. The sales incentives are determined after the completion of the incentive period of one year, and can be applied to future purchases in the subsequent year. The Group provides an accrual for estimated amounts due and recognizes the incentives as a reduction of revenue.

Revenue is recognized net of all value-added taxes imposed by governmental authorities and collected from customers concurrent with revenue-producing transactions.

Cost of Revenue

Cost of revenue includes direct and indirect production costs, as well as shipping and handling costs for products sold.

Research and Development Expenses

Research and development costs are expensed as incurred.

Government Grants

Government grants are provided by the relevant PRC municipal government authorities to reward the Group for the business achievements, subsidize the cost of certain research and development projects, and subsidize the construction of property, plant, and equipment. The amount of such government grants are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive these government grants in the future. Government grants are recognized when it is probable that the Group will comply with the conditions attached to them, and the grants are received. When the grant relates to an expense item, it is recognized in the statement of operations over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate, as a reduction of the related operating expense. Where the grant relates to an asset, it is recognized as deferred government grants and released to the statement of operations in equal amounts over the expected useful life of the related asset, when operational, as a reduction of the related depreciation expense. Government grants that are received on an unsolicited and unconditional basis to support the growth of the Group and do not relate to the Group’s operating activities are classified as non-operating income upon receipt.

Income Taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to reduce deferred tax assets to the amount that is more-likely-than-not to be realized, based on the weight of available evidence. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group applies the provisions of ASC subtopic 740-10, Income Taxes: Overall (“ASC 740-10”), to account for uncertainties in income taxes. ASC 740-10 establishes the recognition threshold that a tax position is required to meet before being recognized in the financial statements. The Group’s estimated liability for unrecognized tax benefits are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and or developments with respect to tax audits, and the expiration of the statute of limitations. In future periods, these changes in facts and circumstances may require the Group to adjust the recognition and measurement estimates with regard to changes in individual tax positions. Changes in recognition and measurement estimates are recognized in the period when the change occurs. The Group has elected to classify interests and penalties related to unrecognized tax benefits, if and when required, as income tax expense in the consolidated statements of operations.

Value-Added Tax (“VAT”)

In accordance with the relevant tax laws in the PRC, VAT is levied on the invoiced value of sales and is payable by the purchaser. The Group is required to remit the VAT it collects to the tax authority, but may deduct the VAT it has paid on eligible purchases. To the extent the Group paid more than collected, the difference represents a net VAT recoverable balance at the balance sheet date.

Leases

In accordance with ASC topic 840, Leases, leases for a lessee are classified at the inception date as either a capital lease or an operating lease. The Group assesses a lease to be a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective leases. Rental expenses were RMB1,552,000, RMB2,448,000 and RMB6,238,000 (US$991,000) for the years ended December 31, 2009, 2010 and 2011, respectively. The Group has no capital lease for any of the periods stated herein.

Share-Based Compensation

The Group’s employees participate in the Group’s stock option plan which is discussed in note 21. The Group applies ASC topic 718, Compensation—Stock Compensation (“ASC 718”), which requires that share-based awards granted to employees be measured based on the grant date fair value and recognized as compensation expense over the requisite service period (which is generally the vesting period) in the accompanying consolidated statements of operations.

In accordance with ASC 718, grant date fair value of share-based awards to employees is calculated using an option pricing model. The Group has elected to recognize compensation expense using the straight-line method for all share options granted with service conditions that have a graded vesting schedule based on service conditions.

In accordance with ASC 718, incremental compensation cost shall be measured as the excess, if any, of the fair value of the modified award determined in accordance with the provisions of this Topic over the fair value of the original award immediately before its terms are modified, measured based on the share price and other pertinent factors at that date. The incremental compensation cost should be measured as the difference between the fair value of the modified option and the fair value of the original option immediately before the modification.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

Advertising Expenditures

Advertising expenditures are expensed as incurred. Advertising expenditures, included in selling expenses, amounted to RMB3,690,000, RMB2,969,000 and RMB4,126,000 (US$656,000) for the years ended December 31, 2009, 2010 and 2011, respectively.

Earnings Per Share

Earnings per share is computed in accordance with ASC topic 260, Earnings per Share. As the contingently redeemable convertible preferred shares are participating securities and do not share in the losses of the Company, the two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. Basic earnings per ordinary share is computed by dividing income attributable to holders of ordinary shares by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary shares issuable upon the conversion of the contingently redeemable convertible preferred shares are included in the computation of diluted earnings per ordinary share on an “if-converted” basis when the impact is dilutive. In the event the if-converted method is anti-dilutive, then the two-class method should be used to compute diluted earnings per ordinary share, including the effect of potential ordinary shares. The dilutive effect of outstanding share-based awards is reflected in the diluted earnings per ordinary share by application of the treasury stock method. Basic and diluted earnings per ordinary share are presented in the Company’s consolidated statements of operations.

Share Split

Ordinary and preferred share and per share data presented for all periods reflect the effects of a 1-for-10 share split, which was effected through a resolution by the Board of Directors on July 16, 2010.

Comprehensive Income

Comprehensive income is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC topic 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. During the periods presented, the Group’s comprehensive income includes net income and foreign currency translation adjustments and is presented in the consolidated statements of shareholders’ equity.

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-04 (“ASU 2011-04”), Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for fiscal years beginning after December 15, 2011. The Company will adopt ASU 2011-04 beginning January 1, 2012 and does not expect that the adoption will have a material impact on its consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05 (“ASU 2011-05”), Comprehensive Income (Topic 220), Presentation of Comprehensive Income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity and requires that items of net income and other comprehensive income be presented either in a single continuous statement or in two separate but consecutive statements. In December 2011, the FASB issued ASU No. 2011-12 (“ASU 2011-12”), Comprehensive (Topic 220), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. ASU 2011-12 defers the requirement in ASU 2011-05 that entities present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. ASU 2011-05 and ASU 2011-12 should be applied retrospectively and are effective for fiscal years and interim periods beginning after December 15, 2011 for public entities. The Company will adopt ASU 2011-5 and ASU 2011-12 beginning January 1, 2012 and does not expect that the adoption of both ASU 2011-05 and ASU 2011-12 will have a material impact on its consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08 (“ASU 2011-08”), Intangibles—Goodwill and Other (Topic 350), Testing Goodwill for Impairment. ASU 2011-08 is intended to simplify how entities test goodwill for impairment. ASU 2011-08 permits an entity to first assess qualitative factors to determine whether it is ‘‘more likely than not’’ that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Group will adopt ASU 2011-08 beginning January 1, 2012 and does not expect that the adoption of ASU 2011-08 will have a material impact on its consolidated financial statements.